Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Statement of Financial Position [Abstract]
Fixed maturities, available-for-sale, at amortized cost	$ 79,747	[1]	$ 78,978	[1]
Fixed maturities, available-for-sale, variable interest entity assets	89		153
Fixed maturities, at fair value using the fair value option, variable interest entity assets	163		338
Equity securities, trading, at cost	26,820		32,928
Equity securities, available-for-sale, at cost	866	[2]	1,056	[2]
Mortgage loans loss, net of allowances	68		102
Other liabilities, variable interest entity liabilities	$ 89	[3]	$ 471	[3]
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock authorized	50,000,000		50,000,000
Convertible Preferred Stock, Shares Issued	575,000		575,000
Preferred Stock, liquidation preference per share	$ 1,000		$ 1,000
Common stock, par value	$ 0.01		$ 0.01
Common stock, shares authorized	1,500,000,000		1,500,000,000
Common stock, shares issued	469,744,822		469,750,171
Treasury stock, shares	33,439,044		27,211,115

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[3]	Included in other liabilities in the Company’s Consolidated Balance Sheets.